UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22560

Plainsboro Funds

 (Exact Name of Registrant as Specified in Charter)

Plainsboro Global Capital, Inc.

4 Windmill Court

Plainsboro, New Jersey 08536

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy

Dover, Delaware 19901

 (Name and Address of Agent for Service)

With copy to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

2031 West 141st Terrace, Suite 119

Leawood, Kansas 64224

(913) 660-0778

Registrant’s Telephone Number, including Area Code:  (609) 356-9922

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PLAINSBORO FUNDS

Plainsboro China Fund

ANNUAL REPORT

August 31, 2012

Management’s Discussion of Fund Performance

For the fiscal period October 11, 2011 (inception date) to August 31, 2012 (the fiscal year end), the Plainsboro China Fund declined 4.44%, while its benchmark, the MSCI China Index, increased 7.14% during that same time period.

During this period, China experienced a fairly rapid deceleration of its growth rate, as a result of slower exports and the Chinese government’s efforts to cool down its economy.  In response, the Chinese government has taken counter-cyclical policies in a measured way.  Recently there are encouraging signs of stabilization.  One area worth noting is the residential property market, given its key role in the Chinese economy.  The Chinese government’s efforts to temper rapidly escalating property prices have seen initial success without causing a collapse in transaction volume.

The Plainsboro China Fund is a non-diversified fund with a focused portfolio – a guiding principle the Fund’s investment strategy is to consider common stocks as units of ownership of a business and to only purchase such common stock when the price of such stocks appears low in relation to the value of the total enterprise. By focusing on the more attractive investment opportunities (the ‘fat pitch’ in Warren Buffett’s terms), one can achieve, over time, much better returns while reducing investment risk.  As a consequence, Plainsboro China Fund is benchmark-agnostic, and focuses more on individual stock ideas.

The top contributor to portfolio performance was SouFun, which operates the largest residential real estate portal in China.  It benefits from the low penetration level of online advertising as well as its dominant market share.  Management is shareholder-friendly in that cash dividend distribution has been fairly significant.  Actually, cash returned to shareholders has far exceeded the capital raised during its IPO.  Market sentiment swings created attractive opportunities during the period.

The biggest detractor to performance during the period was Jiayuan.com, which operates the largest online dating portal in China.  Earlier this year, its profit suffered as a result of slower revenue growth, and rapid cost increase due to rising competition, new wireless venture and personnel turnover.  However, Plainsboro Global Capital, Inc., the investment adviser to the Plainsboro China Fund, does not believe these issues change its long-term competitive position and growth outlook.  The Fund took advantage of the stock price decline and added to the position during the period.

During the period, cash position varied as a residual of investment opportunities.

Looking forward, in the near-term, Chinese economy seems to be stabilizing and may pick up modestly.  The main risk lies in export, depending on the situation in Europe and the US.  Given the modestly improving economy and a low valuation level, opportunities are attractive in the Chinese stock market.

Thank you for your investment in the Plainsboro China Fund.

Regards,

Yang Xiang

Portfolio Manager

PLAINSBORO CHINA FUND

PERFORMANCE ILLUSTRATION

AUGUST 31, 2012 (UNAUDITED)

FOR PERIOD OCTOBER 11, 2011* THROUGH AUGUST 31, 2012

	Since Inception	Ending Value
Plainsboro China Fund	-4.44%	$ 9,556
MSCI China Index	7.14%	$10,714

* Date of commencement of investment operations.

This chart assumes an initial investment of $10,000 made on the closing of October 11, 2011 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The MSCI China Index is a free-float weighted equity index. Chinese companies across H-Shares, Red Chips and P Chips listed in Hong Kong and B-Shares listed in China are eligible for index inclusion, where: (1) H-Share companies refer to companies incorporated in mainland China and approved by the China Securities Regulatory Commission (CSRC) for a listing in Hong Kong; (2) Red Chips are companies controlled by the state or a province or municipality; (3) P Chips are run by private sector Chinese businesses; and (4) B-Share companies are incorporated in China, and traded on the Shanghai and Shenzhen stock exchanges. B Shares only account for 1.0% of the index. The total market value of the constituents covers 84% of the eligible universe as of this writing. The index is reviewed and re-balanced on a quarterly basis. The Fund invests in a representative sample of securities included in the index that collectively has an investment profile similar to the Index.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed with 90 days or less of purchase.

PLAINSBORO CHINA FUND

PORTFOLIO SUMMARY & TOP 10 HOLDINGS

AUGUST 31, 2012 (UNAUDITED)

Portfolio Summary at August 31, 2012:

Country
United States *	46%
Hong Kong	50%
Cash and Net Other Assets	4%
100%

Top Ten Holdings at August 31, 2012:

Holdings	% of Net Assets
Luk Fook Holdings International	13%
SouFun Holdings Ltd.	12%
Jiayuan.com International Ltd.	12%
Chow Sang Sang Holdings	8%
SJM Holdings Ltd.	5%
Xueda Education Group	4%
Giant Interactive Group, Inc.	4%
Perfect World Co., Ltd.	4%
Zhejiang Expressway Co. Ltd.	4%
China Life Insurance Co. Ltd.	4%
70%

* All or a portion of these securities are US traded securities of Chinese companies.

PLAINSBORO CHINA FUND

PORTFOLIO SECTOR ILLUSTRATION

AUGUST 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Plainsboro China Fund
	Schedule of Investments
	August 31, 2012

Shares		Value

COMMON STOCKS - 96.13%

Banks - 3.90%
20,000	China Merchants Bank	$ 34,502

Hotels, Casinos & Leisure Facilities - 5.01%
21,000	SJM Holdings Ltd.	44,242

Insurance - 4.24%
14,000	China Life Insurance Co. Ltd.	37,455

Hotels & Motels - 3.72%
3,500	7 Days Group Holdings Ltd. *	32,900

Media & Entertainment - 4.06%
66,000	Clear Media Ltd.	35,910

Other Financials - 3.27%
68,000	Value Partners GRP Ltd.	28,933

Services-Advertising Agencies - 2.23%
820	Focus Media Holding Ltd.	19,721

Services-Business Services, NEC - 11.76%
7,992	Giant Interactive Group, Inc. ADR	38,601
524	NetEase.com, Inc. ADR *	27,285
3,400	Perfect World Co., Ltd.	38,046
		103,932
Services-Computer Processing & Data Preparation - 24.01%
22,200	Jiayuan.com International Ltd. ADR *	104,784
7,900	SouFun Holdings Ltd. ADR	107,440
		212,224
Services-Educational Services - 4.40%
13,300	Xueda Education Group *	38,836

Textile, Clothing & Accessories - 21.54%
36,000	Chow Sang Sang Holdings	72,780
46,000	Luk Fook Holdings International	117,550
		190,330
Transportation - 7.99%
40,000	Jiangsu Expressway Co.	32,955
57,000	Zhejiang Expressway Co. Ltd.	37,628
		70,583

TOTAL FOR COMMON STOCKS (Cost $944,971) - 96.13%		849,568

TOTAL INVESTMENTS (Cost $944,971) - 96.13%		849,568

OTHER ASSETS LESS LIABILITIES - 3.87%		34,188

NET ASSETS - 100.00%		$ 883,756

ADR - American Depository Receipt
* Non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Assets and Liabilities
August 31, 2012

Assets:
Investments, at Value (Cost $944,971)	$ 849,568
Cash	33,314
Receivable:
Dividends	2,821
Total Assets	885,703

Liabilities:
Advisory Fees	1,498
Service Fees	449
Total Liabilities	1,947

Net Assets	$ 883,756

Net Assets Consist of:
Paid In Capital	$ 922,681
Accumulated Undistributed Net Investment Income	11,136
Accumulated Realized Gain on Investments	45,342
Unrealized Depreciation in Value of Investments	(95,403)
Net Assets, for 93,556 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 883,756

Net Asset Value Per Share and Offering Price ($883,756/93,556)	$ 9.45

Minimum Redemption Price Per Share *	$ 9.26

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Operations
For the period October 11, 2011 (commencement of investment operations)
through August 31, 2012

Investment Income:
Dividends	$ 31,154
Total Investment Income	31,154

Expenses:
Advisory Fees (Note 4)	7,878
Services Fees (Note 4)	2,363
Total Expenses	10,241

Net Investment Income	20,913

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	45,342
Net Change in Unrealized Depreciation on Investments	(95,403)
Net Realized and Unrealized Loss on Investments	(50,061)

Net Decrease in Net Assets Resulting from Operations	$ (29,148)

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Changes in Net Assets
For the period October 11, 2012 (commencement of investment operations) through August 31, 2012.

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 20,913
Net Realized Gain on Investments	45,342
Unrealized Depreciation on Investments	(95,403)
Net Decrease in Net Assets Resulting from Operations	(29,148)

Distributions to Shareholders (Note 7):
Net Investment Income	(9,777)
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	(9,777)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	912,904
Shares Issued on Reinvestment of Dividends	9,777
Early Redemption Fees *	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	922,681

Net Assets:
Net Increase in Net Assets	883,756
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Income of $11,136)	$ 883,756

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Financial Highlights
Selected data for a share outstanding throughout the period.
For the period October 11, 2012 (commencement of investment operations) through August 31, 2012.

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.70)
Total from Investment Operations	(0.44)

Distributions from:
Net Investment Income	(0.11)
Net Realized Gains	-
Total from Distributions	(0.11)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.45

Total Return **	(4.44)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 884
Ratio of Expenses to Average Net Assets	1.30%	#
Ratio of Net Investment Income to Average Net Assets	2.65%	#
Portfolio Turnover	34.58%

# Annualized
* Net Investment Income/Loss per share amounts were calculated using the average shares method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
*** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD OCTOBER 11, 2012 (COMMENCEMENT OF INVESTMENT OPERATIONS)

THROUGH AUGUST 31, 2012

Note 1. Organization

The Plainsboro Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on May 13, 2011. The Trust currently consists of one series of shares of beneficial interest (“shares”) called the Plainsboro China Fund (the “Fund”).  The Fund is a non-diversified fund.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series.  Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. The investment adviser to the Fund is Plainsboro Global Capital Inc. (the "Adviser").

The Plainsboro China Fund seeks long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide 60 days advance notice of any change in the investment objective.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Share Valuation - The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Fund intends to declare and pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, US Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period October 11, 2011 (commencement of investment operations) through August 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund will distribute its net realized capital gains, if any, on an annual basis and in the form of dividends to its shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD OCTOBER 11, 2012 (COMMENCEMENT OF INVESTMENT OPERATIONS)

THROUGH AUGUST 31, 2012

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other - The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Security Valuation

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADR’s and exchange traded funds) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD OCTOBER 11, 2012 (COMMENCEMENT OF INVESTMENT OPERATIONS)

THROUGH AUGUST 31, 2012

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2012:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 849,568	$ 0	$ 0	$ 849,568
Total	$ 849,568	$ 0	$ 0	$ 849,568

* See the Schedule of Investments for categories by industry.

The Fund did not hold any Level 3 assets during the period ended August 31, 2012. The Fund did not hold any derivative instruments at any time during the period ended August 31, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has an Investment Advisory Agreement (the “Agreement”) with Plainsboro Global Capital, Inc. (the “Adviser”). Under this Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the period October 11, 2011 (commencement of investment operations) through August 31, 2012, the Adviser earned a fee of $7,878 from the Fund.

Under the Services Agreement the Adviser receives an additional fee of 0.30% and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data. For the period October 11, 2011 (commencement of investment operations) through August 31, 2012, the Adviser earned a fee of $2,363 from the Fund pursuant to the Services Agreement.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD OCTOBER 11, 2012 (COMMENCEMENT OF INVESTMENT OPERATIONS)

THROUGH AUGUST 31, 2012

Note 5. Capital Share Transactions

Paid in capital at August 31, 2012, was $922,681 representing 93,556 shares outstanding. Transactions in capital stock were as follows:

	October 11, 2011 (commencement of investment operations) through August 31, 2012
	Shares	Amount
Shares Sold	92,525	$ 912,904
Shares Reinvested	1,031	9,777
Shares Redeemed	-	-
Net Increase	93,556	$ 922,681

Shareholders are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 90 days after their purchase.  For the period October 11, 2011 (commencement of investment operations) through August 31, 2012, no redemption fees were collected by the Fund from shareholder transactions.

Note 6. Investment Transactions

For the period October 11, 2011 (commencement of investment operations) through August 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,172,848 and $273,219, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at August 31, 2012 was $944,971.

At August 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Depreciation
$39,366	$(134,769)	$(95,403)

Income and capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.

As of August 31, 2012, the tax basis components of distributable earnings and unrealized depreciation were as follows:

Distributable Net Investment Income	$11,136
Accumulated Undistributed Realized Gain on Investments	$45,342
Unrealized Depreciation on Investments	($95,403)

The Fund paid a dividend of $0.1059 per share on December 29, 2011 totaling $9,777.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD OCTOBER 11, 2012 (COMMENCEMENT OF INVESTMENT OPERATIONS)

THROUGH AUGUST 31, 2012

The tax character of distributions paid during the period October 11, 2011 (commencement of investment operations) through August 31, 2012, is as follows:

October 11, 2011 (commencement of investment operations) through August 31, 2012
Ordinary income	$9,777
Short-term capital gain	-
Long-term capital gain	-

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control & Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2012, Yang Xiang owned approximately 98.91% outstanding shares of the Fund, and therefore may be deemed to control the Fund.

Note 9. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Meyler&Company LLC

Certified Public Accountants

& Management Consultants

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of the

Plainsboro China Fund

We have audited the accompanying statement of assets and liabilities of the Plainsboro China Fund (the “Fund”), including the schedule of investments, as of August 31, 2012, and the related statements of operations and changes in net assetsand the financial highlightsfor the period October 11, 2011 (commencement of investment operations) to August 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the PublicCompany Accounting Oversight Board (United States). Those standardsrequire that we plan and perform the audit to obtain reasonable assuranceabout whether the financial statements and financial highlights are free ofmaterial misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit includes examining, on a test basis,evidence supporting the amounts and disclosures in the financialstatements. Our procedures included confirmation of securities owned asof August 31, 2012, by correspondence with the custodian.An audit also includes assessing the accounting principles used andsignificant estimates made by management, as well as evaluating theoverall financial statement presentation. We believe that our auditsprovide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred toabove present fairly, in all material respects, the financial position of the Plainsboro China Fund as of August 31, 2012, and the results of itsoperations for the year then ended,and the changes inits net assets and the financial highlights for the period October 11, 2011 (commencement of investment operations) to August 31, 2012, inconformity with accounting principles generally accepted in the UnitedStates of America.

/s/ Meyler & Company, LLC

Middletown, New Jersey

November 7, 2012

	Plainsboro China Fund
	Expense Illustration
	August 31, 2012 (Unaudited)

	Expense Example

	As a shareholder of the Plainsboro China Fund, you incur ongoing costs which typically consist of management fees,
	and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)
	of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	March 1, 2012	August 31, 2012	March 1, 2012 to August 31, 2012

Actual	$1,000.00	$843.00	$6.02
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.60	$6.60

	* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PLAINSBORO CHINA FUND

TRUSTEES & OFFICERS

AUGUST 31, 2012 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
JiyangShen Age: 45	Trustee	August 2011 – present.	Software Engineer – Allscripts (March 2004 to present).	1	Director, POS Consulting LLC
Hsien Chung E. Yang Age: 56	Trustee	August 2011 – present.	KoeppelTener Real Estate Services, Inc. (real estate services) (1986 to August 2006); KTR Real Estate Valuation Services LLC (Sept. 2006 to Nov. 2008); Founder/Accountant – J&E Company (accounting and consultant services) (Nov. 2008 to present).	1	Director, J&E Company

1The address of each director is c/o Plainsboro China Fund, 4 Windmill Court, Plainsboro, New Jersey 08536.

The following table provides information regarding each Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Yang Xiang* Age: 45	Trustee, President, Chairman of the Board, Secretary, Treasurer and Chief Compliance Officer.	August 2011 –present.	Private Investor 10/2008 - Present Portfolio Manager/Analyst – Harding Loevner Management. 2000-10/2008.	1	None

* Yang Xiang is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he owns the majority of the Adviser.

PLAINSBORO CHINA FUND

ADDITIONAL INFORMATION

AUGUST 31, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-707-8588, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 707-8588 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 707-8588 to request a copy of the SAI or to make shareholder inquiries.

Board of Trustees

Yang Xiang

Hsien Chung E. Yang

Jiyang Shen

Investment Adviser

Plainsboro Global Capital, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Fifth Third Bank

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2012

$ 10,000

(b)

Audit-Related Fees

Registrant

FY 2012

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2012

$ 0

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2012

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2012

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Plainsboro Funds

By /s/ Yang Xiang

     Yang Xiang

     Initial Trustee

Date: November 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Yang Xiang

      Yang Xiang

      Initial Trustee

Date November 7, 2012